Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting [Line Items]
Sales Revenue, Goods, Net, Total	$ 47,841	$ 39,631	$ 183,294	$ 130,324
COLOMBIA
Segment Reporting [Line Items]
Sales Revenue, Goods, Net, Total	20,955	22,962	101,754	63,217
UNITED STATES
Segment Reporting [Line Items]
Sales Revenue, Goods, Net, Total	21,867	12,379	66,723	49,098
PANAMA
Segment Reporting [Line Items]
Sales Revenue, Goods, Net, Total	4,415	3,268	10,210	14,296
Other [Member]
Segment Reporting [Line Items]
Sales Revenue, Goods, Net, Total	$ 604	$ 1,022	$ 4,607	$ 3,713